Other disclosures	6 Months Ended
Jun. 30, 2020
Other Disclosures [Abstract]
Other disclosures
Other disclosures

Capital commitments at 30 June 2020

Capital commitments, excluding the Group’s share of joint venture capital commitments, were US$3,649 million (31 December 2019: US$4,053 million). Capital commitments include open purchase orders for managed operations and expenditure on major projects authorised to date by the Rio Tinto Investment Committee for non-managed operations. On a legally enforceable basis capital commitments would be approximately US$1.3 billion (31 December 2019: US$0.9 billion) as many of the contracts relating to the Group’s projects have various cancellation clauses.

The Group’s share of joint venture capital commitments was US$85 million (31 December 2019: US$93 million).

Contingent liabilities (subsidiaries and joint operations)

Contingent liabilities, indemnities and other performance guarantees were US$155 million at 30 June 2020 (31 December 2019: US$204 million).

Indemnities and other performance guarantees represent the potential outflow of funds from the Group for the satisfaction of obligations including those under contractual arrangements (for example undertakings related to supplier agreements) not provided for in the balance sheet, where the likelihood of the guarantees or indemnities being called is assessed as possible rather than probable or remote. There were no material contingent liabilities arising in relation to the Group’s joint ventures and associates.

In October 2017, Rio Tinto announced that it had been notified by the U.S. Securities and Exchange Commission (SEC) that the SEC had filed a complaint in relation to Rio Tinto’s disclosures and timing of the impairment of Rio Tinto Coal Mozambique (RTCM). The impairment was reflected in Rio Tinto’s 2012 year-end accounts. The SEC alleges that Rio Tinto, a former chief executive, Tom Albanese, and a former chief financial officer, Guy Elliott, committed violations of the antifraud, reporting, books and records and internal control provisions of the federal securities law by not accurately disclosing the value of RTCM and not impairing it when Rio Tinto published its 2011 year-end accounts in February 2012 or its 2012 interim results in August 2012. In June 2019, the court dismissed an associated US class action on behalf of securities holders. The dismissal is being appealed by the securities holders.

In March 2018, the Australian Securities and Investments Commission (ASIC) filed civil proceedings in the NSW District Registry of the Federal Court of Australia against Rio Tinto Limited, Albanese, and Elliott. On 1 May 2018, ASIC expanded its proceedings. ASIC alleges that Rio Tinto committed violations of the disclosure, accounting, and misleading or deceptive conduct provisions of the Corporations Act by making misleading or deceptive statements related to RTCM in its 2011 Annual report and its 2012 interim financial statements, not complying with accounting standards in respect of its 2012 interim financial statements, and not disclosing an impairment of RTCM in its 2012 interim financial statements. ASIC further alleges Albanese and Elliott breached their duties as directors or officers, and failed to take all reasonable steps to comply with relevant accounting requirements.

Rio Tinto believes that the SEC case and the ASIC proceedings are unwarranted and will defend the allegations vigorously.

In addition, Rio Tinto continues to co-operate fully with relevant authorities in connection with their investigations in relation to contractual payments totalling US$10.5 million made to a consultant who had provided advisory services in 2011 on the Simandou project in Guinea. In August 2018, the court dismissed a related US class action commenced on behalf of securities holders.

The outcomes of these matters remain uncertain, but they could ultimately expose the Group to material financial cost. The board is giving these matters its full and proper attention and a dedicated board committee continues to monitor the progress of these matters, as appropriate.
Other disclosures (continued)

The Group has not established provisions for certain additional legal claims in cases where we have assessed that a payment is either not probable or cannot be reliably estimated. A number of Group companies are, and will likely continue to be, subject to various legal proceedings and investigations that arise from time to time. As a result, the Group may become subject to substantial liabilities that could affect our business, financial position and reputation. Litigation is inherently unpredictable and large judgements may at times occur. The Group may incur, in the future, judgements or enter into settlements of claims that could lead to material cash outflows. We do not believe that any of these proceedings will have a materially adverse effect on our financial position.

Related party matters

Purchases and sales relate largely to amounts charged by equity accounted units for toll processing of alumina and purchases of bauxite and aluminium. Details of the Group's principal equity accounted units are given in the 2019 Annual report.

Income statement items	Six months ended 30 June 2020	Six months ended 30 June 2019
	US$m	US$m
Purchases from equity accounted units	(519)	(529)
Sales to equity accounted units	119	141

Cash flow statement items
Dividends from equity accounted units	183	318
Net funding of equity accounted units	(14)	(12)

	30 June 2020	31 December 2019
Balance sheet items	US$m	US$m
Investments in equity accounted units(a)	3,849	3,971
Loans to equity accounted units	39	39
Trade and other receivables: amounts due from equity accounted units	231	259
Trade and other payables: amounts due to equity accounted units	(228)	(271)

(a)Investments in equity accounted units include quasi equity loans.

Rio Tinto plc has provided a number of guarantees in relation to various pension funds. Subject to certain conditions, Rio Tinto plc would pay any contributions due from Group companies participating in these funds in the event that the companies fail to meet their contribution requirements.
Other disclosures (continued)

Summary financial information for subsidiaries that have non-controlling interests that are material to the Group

This summarised financial information is shown on a 100% basis. It represents the amounts shown in the subsidiaries’ financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments, and before intercompany eliminations

	Iron Ore Company of Canada	Iron Ore Company of Canada	Energy Resources of Australia	Energy Resources of Australia	Turquoise Hill (a)(b)(c)	Turquoise Hill (a)(b)(c)
	2020	2019	2020	2019	2020	2019
Income statement summary for six months ended 30 June	US$m	US$m	US$m	US$m	US$m	US$m
Revenue	1,011	1,027	108	118	409	735
Profit/(loss) after tax	257	260	27	36	(23)	(2,054)
– attributable to non-controlling interests	106	108	6	11	(89)	(1,413)
– attributable to Rio Tinto	151	152	21	25	66	(641)
Other comprehensive (loss)/income	(91)	51	22	1	(2)	1
Total comprehensive income/(loss)	166	311	49	37	(25)	(2,053)

	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Balance sheet summary as at:	US$m	US$m	US$m	US$m	US$m	US$m
Non-current assets	2,397	2,585	393	76	10,155	9,589
Current assets	741	610	270	258	1,793	2,449
Current liabilities	(394)	(532)	(131)	(127)	(457)	(493)
Non-current liabilities	(847)	(927)	(428)	(462)	(4,375)	(4,405)
Net assets/(liabilities)	1,897	1,736	104	(255)	7,116	7,140
– attributable to non-controlling interests	787	718	19	—	2,240	2,369
– attributable to Rio Tinto	1,110	1,018	85	(255)	4,876	4,771

	2020	2019	2020	2019	2020	2019
Cash flow statement summary for six months ended 30 June	US$m	US$m	US$m	US$m	US$m	US$m
Cash flow from operations	403	509	17	23	29	287
Dividends paid to non-controlling interests	—	(52)	—	—	—	—

(a)Turquoise Hill Resources Ltd holds a controlling interest in Oyu Tolgoi LLC ("OT").

(b)Under the terms of the project finance facility held by OT, there are certain restrictions on the ability of OT to make shareholder distributions.

(c)Since 2011, Turquoise Hill has funded common share investments in OT on behalf of Erdenes Oyu Tolgoi LLC ("Erdenes"). In accordance with the Amended and Restated Shareholders Agreement dated 8 June 2011, such funded amounts earn interest at an effective annual rate of LIBOR plus 6.5% and are repayable to them via a pledge over Erdenes' share of future OT common share dividends. Erdenes also has the right to reduce the outstanding balance by making payments directly to Turquoise Hill. Common share investments funded on behalf of Erdenes are recorded as a reduction to the net carrying value of non-controlling interests. As at 30 June 2020, the cumulative amount of such funding was US$1,327 million (31 December 2019: US$1,241 million), excluding accrued interest of US$734 million (31 December 2019: US$655 million) relating to this funding.
Other disclosures (continued)

Summary financial information for subsidiaries that have non-controlling interests that are material to the Group (continued)

	Robe River Mining Co Pty	Robe River Mining Co Pty	Other companies and eliminations(d)	Other companies and eliminations(d)	Robe River	Robe River
	2020	2019	2020	2019	2020	2019
Income statement summary for six months ended 30 June	US$m	US$m	US$m	US$m	US$m	US$m
Revenue	734	614	851	716	1,585	1,330
Profit after tax	403	344	424	338	827	682
– attributable to non-controlling interests	158	134	—	—	158	134
– attributable to Rio Tinto	245	210	424	338	669	548
Other comprehensive loss	(88)	(18)	(38)	(11)	(126)	(29)
Total comprehensive income	315	326	386	327	701	653

		Adjusted(e)		Adjusted(e)		Adjusted(e)
	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Balance sheet summary as at:	US$m	US$m	US$m	US$m	US$m	US$m
Non-current assets(e)	2,979	2,945	3,673	3,687	6,652	6,632
Current assets(e)	1,124	1,161	2,668	2,531	3,792	3,692
Current liabilities(e)	(705)	(204)	(859)	(303)	(1,564)	(507)
Non-current liabilities(e)	(365)	(376)	(3,495)	(4,050)	(3,860)	(4,426)
Net assets	3,033	3,526	1,987	1,865	5,020	5,391
– attributable to non-controlling interests	1,210	1,404	—	—	1,210	1,404
– attributable to Rio Tinto	1,823	2,122	1,987	1,865	3,810	3,987

	2020	2019	2020	2019	2020	2019
Cash flow statement summary for six months ended 30 June	US$m	US$m	US$m	US$m	US$m	US$m
Cash flow from operations	665	528	1,066	920	1,731	1,448
Dividends paid to non-controlling interests	(211)	—	—	—	(211)	—

(d)"Other companies and eliminations" includes North Mining Limited (a wholly-owned subsidiary of the Group which accounts for its interest in Robe River) and goodwill of US$342 million at 30 June 2020 (31 December 2019: US$349 million) that arose on the Group's acquisition of its interest in Robe River.

(e)The 31 December 2019 comparative has been adjusted to more appropriately classify certain intercompany balances.
Other disclosures (continued)

Summary information for joint ventures that are material to the Group

This summarised financial information is shown on a 100% basis. It represents the amounts shown in the joint ventures’ financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments and amounts due to and from Rio Tinto.

	Minera Escondida Ltda	Minera Escondida Ltda	Sohar Aluminum Co. L.L.C.	Sohar Aluminum Co. L.L.C.
	2020	2019	2020	2019
Income statement summary for six months ended 30 June	US$m	US$m	US$m	US$m
Revenue	3,137	3,537	325	325

Depreciation and amortisation	(797)	(790)	(55)	(60)
Other operating costs	(1,243)	(1,640)	(225)	(220)
Operating profit	1,097	1,107	45	45

Finance expense	(70)	(80)	(15)	(15)
Income tax	(370)	(387)	(5)	(5)
Profit after tax	657	640	25	25
Other comprehensive loss	(27)	—	—	—
Total comprehensive income	630	640	25	25

	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Balance sheet summary as at:	US$m	US$m	US$m	US$m

Non-current assets	12,004	12,450	2,990	3,045
Current assets	2,393	2,250	250	290
Current liabilities	(1,547)	(1,827)	(185)	(205)
Non-current liabilities	(4,540)	(4,670)	(745)	(845)
Net assets	8,310	8,203	2,310	2,285

Assets and liabilities above include:
– cash and cash equivalents	533	603	20	20
– current financial liabilities	(783)	(807)	(110)	(110)
– non-current financial liabilities	(2,217)	(2,380)	(575)	(675)

	2020	2019	2020	2019
Cash flow statement summary for six months ended 30 June	US$m	US$m	US$m	US$m

Dividends received from joint venture (Rio Tinto share)	183	315	—	—